Oil and natural gas properties	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Oil and natural gas properties
Oil and natural gas properties

5.Oil and natural gas properties

Oil and natural gas properties consisted of only proved properties as of September 30, 2022 and December 31, 2021. The book value of the Partnership’s oil and natural gas properties consists of all acquisition costs, drilling costs and other associated capitalized costs.

2022 Acquisitions

Acquisitions are accounted for as purchases and, accordingly, the results of operations are included in the accompanying statements of income from the closing date of the acquisition. For the three and nine months ended September 30, 2022, the Partnership acquired various proved oil and natural gas properties, which included working interests ranging from 2% to 30% and 0.51% to 43%, respectively, and net revenue interests ranging from 1% to 23% and 0.38% to 33%, respectively, in Texas and New Mexico.

Permian Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the Permian Basin of approximately $6,290 thousand and $25,328 thousand during the three and nine months ended September 30, 2022, respectively.

DJ Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the DJ Basin of approximately $2,833 thousand and $2,938 thousand during the three and nine months ended September 30, 2022, respectively.

Haynesville — The Partnership acquired proved undeveloped oil and natural gas properties in the Haynesville Basin of approximately $2,992 thousand during the three and nine months ended September 30, 2022.

2022 Divestitures

The Partnership made no divestitures of oil and natural gas properties for the three months ended September 30, 2022.

Eagle Ford Basin — For the nine months ended September 30, 2022, the Partnership sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for approximately $741 thousand, eliminating equivalent amounts from the oil and natural gas property accounts. No gain or loss was recorded.

2021 Acquisitions

For the three and nine months ended September 30, 2021, the Partnership acquired various proved oil and natural gas properties, which included working interests ranging from 5% to 41.2% and 0.01% to 41.2%, respectively, and net revenue interests ranging from 4% and 30.3% and 0.01% to 31%, respectively, in Colorado, Texas, New Mexico and North Dakota.

Bakken Basin — The Partnership did not acquire proved undeveloped oil and natural gas properties in the Bakken Basin during the three months ended September 30, 2021. During the nine months ended September 30, 2021, the Partnership acquired proved undeveloped oil and natural gas properties in the Bakken Basin of approximately $190 thousand.

Permian Basin — The Partnership acquired proved undeveloped and proved developed oil and natural gas properties in the Permian Basin of approximately $17,444 thousand and $26,456 thousand during the three and nine months ended September 30, 2021, respectively.

DJ Basin — The Partnership did not acquire proved developed producing oil and natural gas properties in the DJ Basin during the three months ended September 30, 2021. The Partnership acquired proved developed producing oil and natural gas properties in the DJ Basin of approximately $40,366 thousand during the nine months ended September 30, 2021.

2021 Divestitures

Eagle Ford Basin — For the three and nine months ended September 30, 2021, the Partnership sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for approximately $3,041 thousand, eliminating equivalent amounts from the oil and natural gas property accounts. No gain or loss was recorded.

5.Oil and natural gas properties

Oil and natural gas properties consisted of only proved properties as of December 31, 2021 and 2020. The book value of the Partnership’s oil and natural gas properties consists of all acquisition costs, drilling costs and other associated capitalized costs.

In certain acquisitions, the oil and natural gas properties have ongoing development, and as the non-operator, the Partnership is committed to fund future costs associated with the assumed authorization for expenditures (AFE). The consideration exchanged for the assets acquired and liabilities assumed was derived using the asset approach to calculate the fair-value shortly before the acquisition dates and was completed to provide a return to the investors of the Partnership. The consideration exchanged for the assets acquired and liabilities assumed was derived using ASU 2017-1 to calculate the fair-value shortly before the acquisition dates.

Certain acquisitions of oil and natural gas properties meet the definition of a business combination under the ASC 805, Business Combinations, and have been accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired and liabilities assumed are recognized and measured at their fair values.

2021 Acquisitions

Acquisitions are accounted for as purchases and, accordingly, the results of operations are included in the accompanying statements of operations from the closing date of the acquisition. For the year ended December 31, 2021, the Partnership acquired various proved oil and natural gas properties, which included working interests ranging from 0.01%-34.79% and net revenue interests ranging from 0.01%-25.61%, in Colorado, Texas, New Mexico, and North Dakota.

Bakken Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the Bakken Basin of approximately $188,000 in February. Customary post close adjustments were made during the year end December 31, 2021 which resulted in cash outflow of approximately $3,000.

Permian Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the Permian Basin of approximately $1,480,000 in January, $508,000 in February, $619,000 in March, $3,293,000 in April, $12,000 in June, $3,785,000 in July, $13,608,000 in September, $4,554,000 in October, $8,527,000 in November, and $4,225,000 in December. The Partnership acquired proved oil and natural gas properties in the Permian Basin of approximately $100,000 in January. The Partnership paid customary opportunity fees during the year end December 31, 2021 which resulted in cash outflow of approximately $3,065,000.

DJ Basin — The Partnership acquired proved developed nonproducing oil and natural gas properties, and proved oil and natural gas properties of approximately $3,669,000 and $36,697,000 in April. Customary post close adjustments were made during the year end December 31, 2021 which resulted in cash inflow of approximately $1,149,000.

2021 Divestitures

Eagle Ford Basin — For the year ended December 31, 2021, the Partnership sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for approximately $3,027,000, eliminating equivalent amounts from the property accounts.

2020 Acquisitions

Acquisitions are accounted for as purchases and, accordingly, the results of operations are included in the accompanying statements of operations from the closing date of the acquisition. For the year ended December 31, 2020, the Partnership acquired various proved oil and natural gas properties, which included working interests ranging from 0.37%-50.00% and net revenue interests ranging from 0.01%-37.50%, in Texas, New Mexico, and North Dakota.

Bakken Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the Bakken Basin of approximately $89,000 in April. Customary post close adjustments were made during the year end December 31, 2020 which resulted in cash inflow of approximately $52,000.

Permian Basin — The Partnership acquired proved undeveloped oil and natural gas properties in the Permian Basin of approximately $5,440,000 in February, $88,000 in April, $3,136,000 in May, $496,000 in June, $1,835,000 in September, and $255,000 in November. The Partnership acquired proved developed nonproducing oil and natural gas properties of approximately $57,000 in April and $249,000 in August. The Partnership acquired proved oil and natural gas properties in the Permian Basin of approximately $1,800,000 in February and made customary post close adjustments that resulted in cash inflows of approximately $36,000 in August that included proved developed producing properties. This acquisition met the definition of a business combination. The fair value of assets acquired and liabilities assumed is outlined in the paragraph below. Unrelated customary post close adjustments were made during the year end December 31, 2020 which resulted in cash inflow of approximately $93,000.

The following table presents a summary of the fair value of the assets acquired and the liabilities assumed in the Permian Basin acquisition that met the definition of a business combination:

December 31,
2020
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	$1,766,581
Less: Asset retirement obligations	(3,031)
Net assets acquired	1,763,550
Cash consideration transferred (including liabilities assumed)	$1,763,550
(1)	Amount includes asset retirement costs of $3,031 for 2020

2020 Divestitures

For the year ended December 31, 2020 the Partnership did not divest of any oil and natural gas properties.

2019 Acquisitions

Acquisitions are accounted for as purchases and, accordingly, the results of operations are included in the accompanying statements of operations from the closing date of the acquisition. For the year ended December 31, 2019, the Partnership acquired various proved oil and natural gas properties, which included working interests ranging from 0.43%-43.86%, net revenue interests ranging from 0.33%-36.92%, in Texas and North Dakota.

Bakken Basin - The Partnership acquired oil and natural gas properties in the Bakken Basin of approximately $24,707,000 in June. Customary post close adjustments were made during the year end December 31, 2019 which resulted in cash inflow of approximately $805,000.

Eagle Ford Basin - The Partnership acquired oil and natural gas properties in the Eagle Ford Basin of approximately $1,179,000 in September, $2,285,000 in October, and $527,000 in December. The Partnership acquired various proved undeveloped properties in the Eagle Ford Basin of approximately $597,000 in June, $125,000 in July, $321,000 in September and $5,932,000 in October.

2019 Divestitures

For the year ended December 31, 2019 the Partnership did not divest of any oil and natural gas properties.